Stockholders' Equity (Details) - USD ($)				1 Months Ended	12 Months Ended
	Sep. 30, 2023	Jan. 31, 2022	Oct. 29, 2021	Oct. 31, 2022	Dec. 31, 2023	Sep. 30, 2023	Feb. 29, 2024	Feb. 09, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity [Line Items]
Share capital (in Dollars)					$ 50,000
Authorized shares					5,000,000,000				5,000,000,000
Common stock shares, par value (in Dollars per share)					$ 0.0001				$ 0.0001
Convertible shares					1
Common stock issued					150,204,348				150,204,348
Share purchased		128,206		76,142
Purchase Price (in Dollars)		$ 1,250,000		$ 750,000
Common stock outstanding					150,000,000				150,000,000
Common Stock [Member]
Stockholders' Equity [Line Items]
Common stock, shares authorized					500,000,000
Common stock outstanding					150,000,000				150,000,000		142,500,000		142,500,000
Arisz Acquisition Corp. [Member]
Stockholders' Equity [Line Items]
Common stock voting rights						Holders of the common stock are entitled to one vote for each share.
Aggregate of insider shares			1,725,000
Insider per share (in Dollars per share)			$ 0.014					$ 0.1
Common stock subject to possible redemption, shares	3,154,365					3,154,365
Common stock price per share (in Dollars per share)	$ 10.46					$ 10.46
Outstanding warrants, description						• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption, which the Company refers to as the 30-day redemption period;• if, and only if, the last reported sale price of the Company’s common stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the to the warrant holders.
Arisz Acquisition Corp. [Member] | Warrant [Member]
Stockholders' Equity [Line Items]
Common stock price per share (in Dollars per share)	11.5					$ 11.5
Effective issue price (in Dollars per share)	$ 9.5
Aggregate gross proceeds, percentage	60.00%
Price per share (in Dollars per share)	$ 9.5					$ 9.5
Market Price percentage						115.00%
Redemption trigger price (in Dollars per share)						$ 16.5
Market value percentage						165.00%
Arisz Acquisition Corp. [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Common stock, shares authorized	15,000,000					15,000,000
Common stock shares, par value (in Dollars per share)	$ 0.0001					$ 0.0001
Common stock issued	2,001,389					2,001,389
Common stock split, description						On October 29, 2021, the Company effected a 1.2-for-1.0 stock split of common stock, resulting in the Sponsor holding an aggregate of 1,725,000 Insider Shares, for approximately $0.014 per share.
Common stock outstanding	2,001,389					2,001,389				2,001,389		1,725,000
Class A ordinary shares [Member]
Stockholders' Equity [Line Items]
Authorized shares					300,000,000
Common stock shares, par value (in Dollars per share)					$ 0.0001
Common stock voting rights					one
Class B ordinary shares [Member]
Stockholders' Equity [Line Items]
Authorized shares					200,000,000
Common stock shares, par value (in Dollars per share)					$ 0.0001
Common stock voting rights					five
Forecast [Member]
Stockholders' Equity [Line Items]
Common stock issued							150,000,000